FINANCIAL DEBT - IFC and IIC loans (Details) $ in Millions					1 Months Ended
	Mar. 04, 2019 USD ($) installment	Sep. 18, 2017 USD ($)	Oct. 26, 2016 USD ($)	Oct. 05, 2016 USD ($) installment	Apr. 30, 2017 USD ($) installment
Bank loans - IFC Loan
Current and non-current financial debt
Principal amount | $	$ 450.0
Bank loans - IFC Loan | Tranche A
Current and non-current financial debt
Half-yearly installments	8
Bank loans - IFC Loan | Tranche A | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR	4.85%
Bank loans - IFC Loan | Tranche B-1
Current and non-current financial debt
Half-yearly installments	6
Bank loans - IFC Loan | Tranche B-1 | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR	4.60%
Bank loans - IFC Loan | Tranche B-2
Current and non-current financial debt
Half-yearly installments	8
Bank loans - IFC Loan | Tranche B-2 | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR	4.85%
Bank loans - IFC Loan | Tranche B-3
Current and non-current financial debt
Half-yearly installments	6
Bank loans - IFC Loan | Tranche B-3 | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR	4.60%
Bank loans - IFC Loan | Tranche B-4
Current and non-current financial debt
Half-yearly installments	8
Bank loans - IFC Loan | Tranche B-4 | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR	4.85%
Bank loans - IFC Loan | Personal
Current and non-current financial debt
Principal amount | $				$ 400.0
Borrowing term				6 years
Half-yearly installments				8
Loan proceeds | $			$ 392.5
Net borrowing expenses | $			$ 7.5
Bank loans - IFC Loan | Personal | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR				4.00%
IIC Loan | Personal
Current and non-current financial debt
Principal amount | $					$ 100.0
Half-yearly installments					8
Loan proceeds | $		$ 1.8
IIC Loan | Personal | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR					4.00%